Consolidated Statements Of Operations (10-Q) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUE:
Rental income	$ 1,933	$ 0	$ 1,933	$ 0
Tenant reimbursement and other property income	107	0	107	0
Other income	134	3	134	5
Total revenue	2,174	3	2,174	5
EXPENSES:
Property operating expenses	1,104	0	1,104	0
General and administrative expenses	42	0	99	0
Acquisition expenses	340	0	346	0
Depreciation and amortization	453	0	453	0
Total expenses	1,939	0	2,002	0
Operating Income	235	3	172	5
Interest expense	(424)	0	(424)	0
Net income (loss)	(189)	3	(252)	5
Loss allocated to non-controlling interest	216	0	216	0
Net income (loss) allocable to common shares	$ 27	$ 3	$ (36)	$ 5
Earnings (loss) per share:
Basic	$ 1.35	$ 0.13	$ (1.80)	$ 0.26
Diluted	$ 1.35	$ 0.13	$ (1.80)	$ 0.26
Weighted-average shares:
Basic	20,000	20,000	20,000	20,000
Diluted	20,000	20,000	20,000	20,000